Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting periods. The most significant estimates in the Company’s consolidated financial statements relate to accounting for acquisitions, valuation of inventory, the useful life of the amortizable intangible assets, estimates of future cash flows used to evaluate impairment of intangible assets, assumptions related to the pension benefit obligation, assumptions related to the related party subscription agreement liability, the valuation of preferred stock, and accounting for income taxes. These estimates and assumptions are based on current facts, historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the recording of expenses that are not readily apparent from other sources. Actual results may differ materially and adversely from these estimates. To the extent there are material differences between the estimates and actual results, the Company’s future results of operations will be affected.

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting periods. The most significant estimates in the Company’s consolidated financial statements relate to accounting for acquisitions, valuation of inventory, the useful life of the amortizable intangible assets, estimates of future cash flows used to evaluate impairment of intangible assets, accrued research and development expenses, assumptions related to the pension benefit obligation, stock-based compensation, the valuation of preferred stock, and the valuation allowance of deferred tax assets. These estimates and assumptions are based on current facts, historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the recording of expenses that are not readily apparent from other sources. Actual results may differ materially and adversely from these estimates. To the extent there are material differences between the estimates and actual results, the Company’s future results of operations will be affected.

Segment Information

Segment Information

Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. As of March 31, 2024 and December 31, 2023, the Company was operating in one segment: commercial. Management’s determination of its operating segments is consistent with the financial information regularly reviewed by the CODM for purposes of evaluating performance, allocating resources, setting incentive compensation targets, and planning and forecasting for future periods.

Segment Information

Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. Prior to the acquisition of ENTADFI® during the quarter ended June 30, 2023, the Company managed one distinct business segment, which was vaccine discovery and development. During the second quarter of 2023, as a result of the acquisition of ENTADFI®, for which the Company is working towards commercial launch, the Company operated in two business segments: research and development and commercial. During the third quarter of 2023, the Company deprioritized its vaccine discovery and development programs, and accordingly, as of December 31, 2023, the Company was operating in one segment: commercial. Management’s determination of its operating segments is consistent with the financial information regularly reviewed by the CODM for purposes of evaluating performance, allocating resources, setting incentive compensation targets, and planning and forecasting for future periods.

The distribution of revenue by geographical area was as follows:

	Years Ended December 31,
	2023	2022
United States	$—	$—
Switzerland	58,465	—
Total	$58,465	$—

The distribution of long-lived assets by geographical area, which includes property and equipment and the Company’s right of use asset, was as follows:

	Years Ended December 31,
	2023	2022
United States	$10,956	$14,089
Switzerland	198,240	—
Total	$209,196	$14,089

Fair Value Measurements

Fair Value Measurements

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

●	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;
●	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and
●	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement. Financial instruments, including cash, inventory, accounts receivable, accounts payable, accrued liabilities, operating lease liabilities, and notes payable are carried at cost, which management believes approximates fair value due to the short-term nature of these instruments.

The fair value of the contingent warrant liability and the related party subscription agreement liability are valued using significant unobservable measures and other fair value inputs, and are therefore classified as Level 3 financial instruments.

The fair value of financial instruments measured on a recurring basis is as follows as of March 31, 2024, and December 31, 2023:

	As of March 31, 2024
Description	Total	Level 1	Level 2	Level 3
Liabilities:
Contingent warrant liability	$2,641	—	—	$2,641
Subscription agreement liability – related party	$637,600	—	—	$637,600
Total	$640,241	$—	$—	$640,241
	As of December 31, 2023
Description	Total	Level 1	Level 2	Level 3
Liabilities:
Contingent warrant liability	$2,641	—	—	$2,641
Subscription agreement liability – related party	$864,000	—	—	$864,000
Total	$866,641	$—	$—	$866,641

During the year ended December 31, 2023, in connection with the acquisition of Proteomedix, the Company recorded intangible assets, which were recognized at fair value (see Note 5). Additionally, as a result of the impairment losses recorded during the three months ended March 31, 2024 on the Company’s ENTADFI asset group and goodwill recognized in connection with the Proteomedix acquisition, the related assets were recorded at fair value as of March 31, 2024 (see Note 4). None of the Company’s other non-financial assets or liabilities are recorded at fair value on a non-recurring basis as of March 31, 2024 and December 31, 2023. There were no transfers between levels during the periods presented.

The following table summarizes the activity for the related party subscription agreement liability, using unobservable Level 3 inputs, for the three months ended March 31, 2024:

Subscription Agreement Liability
Balance at December 31, 2023	$864,000
Change in fair value	(226,400)
Balance at March 31, 2024	$637,600

Fair Value Measurements

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

●	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;
●	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and
●	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement. Financial instruments, including cash, inventory, accounts receivable, receivables from related party, accounts payable, accrued liabilities, operating lease liabilities, and notes payable are carried at cost, which management believes approximates fair value due to the short-term nature of these instruments.

The fair value of the contingent warrant liability that became issuable upon the closing of the private placements the Company closed on during 2022, the warrant inducement the Company closed on during 2023 (see Note 9), and the related party subscription agreement liability that was recorded in connection with a subscription agreement (see Note 8) are valued using significant unobservable measures and other fair value inputs, and are therefore classified as Level 3 financial instruments.

The fair value of financial instruments measured on a recurring basis is as follows:

	As of December 31, 2023
Description	Total	Level 1	Level 2	Level 3
Liabilities:
Contingent warrant liability	$2,641	—	—	$2,641
Subscription agreement liability – related party	$864,000	—	—	$864,000
Total	$866,641	$—	$—	$866,641
	As of December 31, 2022
Description	Total	Level 1	Level 2	Level 3
Liabilities:
Contingent warrant liability	$14,021	—	—	$14,021

During the year ended December 31, 2023, in connection with the acquisition of Proteomedix, the Company recorded intangible assets, which were recognized at fair value (see Note 5). None of the Company’s other non-financial assets or liabilities are recorded at fair value on a non-recurring basis. There were no transfers between levels during the periods presented.

The following table summarizes the activity for the related party subscription agreement liability, using unobservable Level 3 inputs, for the year ended December 31, 2023:

Subscription Agreement Liability
Balance at December 31, 2022	$—
Fair value upon issuance	729,900
Change in fair value	134,100
Balance at December 31, 2023	$864,000

The following table summarizes the activity for the contingent warrant liability, using unobservable Level 3 inputs, for the years ended December 31, 2023 and 2022:

Contingent Warrant Liability
Balance at December 31, 2021	$—
Fair value at issuance	75,431
Change in fair value	(61,410)
Balance at December 31, 2022	14,021
Fair value at issuance	25,837
Reclassification to equity	(129,184)
Change in fair value	91,967
Balance at December 31, 2023	$2,641

Revenue Recognition

Revenue Recognition

The following is a description of principal activities from which the Company generates its revenue:

Product

The Company derives revenue through sales of its products, which includes Proclarix, its diagnostic product, directly to end users and to distributors. The Company sells its products to customers, including laboratories, hospitals, medical centers, doctors and distributors. The Company considers customer purchase orders, which in some cases are governed by master sales agreements or standard terms and conditions, to be the contracts with a customer. For each contract, the Company considers the promise to transfer products, each of which is distinct, to be the identified performance obligations. In determining the transaction price, the Company evaluates whether the price is subject to refund or adjustment to determine the net consideration to which it expects to be entitled. The Company fulfills its performance obligation applicable to product sales once the product is transferred to the customer.

Development Services

Proteomedix provides a range of services to life sciences customers referred to as “Development Services” including testing for biomarker discovery, assay design and development. These Development Services are performed under individual statement of work (“SOW”) arrangements with specific deliverables defined by the customer. Development Services are generally performed on a time and materials basis. During the performance and through completion of the service to the customer in accordance with the SOW, the Company has the right to bill the customer for the agreed upon price and recognizes the Development Services revenue over the period estimated to complete the SOW. The Company generally identifies each SOW as a single performance obligation.

Completion of the service and satisfaction of the performance obligation under a SOW is typically evidenced by access to the data or test made available to the customer or any other form or applicable manner of delivery defined in the SOW. However, for certain SOWs under which work is performed pursuant to the customer’s highly customized specifications, the Company has the enforceable right to bill the customer for work completed, rather than upon completion of the SOW. For those SOWs, the Company recognizes revenue over a period of time during which the work is performed based on the expended efforts (inputs). As the performance obligation under the SOW is satisfied, any amounts earned as revenue and billed to the customer are included in accounts receivable.

During the three months ended March 31, 2024, the Company recorded approximately $0.7 million of revenue generated by Proteomedix. Approximately $0.1 million of revenue was generated from Proclarix product sales and approximately $0.6 million of revenue was generated from development services.

The Company’s revenue was generated from the following geographic regions during the three months ended March 31, 2024:

	European Union	Non-European Union	United States
Development services	100%	-%	-%
Product sales	-%	14%	86%

The Company had the following customer concentrations for its revenue during the three months ended March 31, 2024:

	Development services	Product sales
Customer A	100%	-%
Customer B	-%	86%

Any revenues earned but not yet billed to the customer as of the date of the condensed consolidated financial statements are recorded as contract assets and are included in prepaid expenses and other current assets in the accompanying condensed consolidated financial statements. These amounts as of March 31, 2024 and December 31, 2023 are not significant. Amounts recorded in contract assets are reclassified to accounts receivable in our condensed consolidated financial statements when the customer is invoiced according to the billing schedule in the contract. Accounts receivable was approximately $253,000 and $150,000 as of March 31, 2024 and December 31, 2023, respectively.

In relation to customer contracts, the Company incurs costs to fulfill a contract, but does not incur costs to obtain a contract. These costs to fulfill a contract do not meet the criteria for capitalization and are expensed as incurred.

Revenue Recognition

During the year ended December 31, 2023, the Company recorded approximately $59,000 of revenue, which was solely generated from Proteomedix development services from the period from the acquisition date of December 15, 2023, through December 31, 2023.

Proteomedix provides a range of services to life sciences customers referred to as “Development Services” including testing for biomarker discovery, assay design and development. These Development Services are performed under individual statement of work (“SOW”) arrangements with specific deliverables defined by the customer. Development Services are generally performed on a time and materials basis. During the performance and through completion of the service to the customer in accordance with the SOW, the Company has the right to bill the customer for the agreed upon price and recognizes the Development Services revenue over the period estimated to complete the SOW. The Company generally identifies each SOW as a single performance obligation.

Completion of the service and satisfaction of the performance obligation under a SOW is typically evidenced by access to the data or test made available to the customer or any other form or applicable manner of delivery defined in the SOW. However, for certain SOWs under which work is performed pursuant to the customer’s highly customized specifications, the Company has the enforceable right to bill the customer for work completed, rather than upon completion of the SOW. For those SOWs, the Company recognizes revenue over a period of time during which the work is performed based on the expended efforts (inputs). As the performance obligation under the SOW is satisfied, any amounts earned as revenue and billed to the customer are included in accounts receivable. Any revenues earned but not yet billed to the customer as of the date of the consolidated financial statements are recorded as contract assets and are included in prepaids and other current assets as of the financial statement date, and these amounts as of December 31, 2023 are not significant. Amounts recorded in contract assets are reclassified to accounts receivable in our consolidated financial statements when the customer is invoiced according to the billing schedule in the contract. Accounts receivable was approximately $87,000 and $150,000 as of December 15, 2023, the date of acquisition of Proteomedix (see Note 5), and December 31, 2023, respectively.

In circumstances where a SOW includes a variable consideration component, the Company estimates the amount of variable consideration that should be included in the transaction price utilizing either the expected value method or the most likely amount method, depending on which method is expected to better predict the amount of consideration to which the Company will be entitled. The value of variable consideration is included in the transaction price if, and to the extent, it is probable that a significant reversal of the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. These estimates are reassessed each reporting period, as required, and any adjustment required is recorded on a cumulative catch-up basis, which would affect revenue and net loss in the period of adjustment.

New Accounting Pronouncements

New Accounting Pronouncements

There were no new accounting pronouncements issued since the Company's filing of the Annual Report on Form 10-K for the year ended December 31, 2023, which could have a significant effect on the accompanying condensed consolidated financial statements.

New Accounting Pronouncements

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. This ASU is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Adoption of the ASU should be applied retrospectively to all prior periods presented in the financial statements. Early adoption is permitted. The Company is currently evaluating the impact that this guidance will have on its consolidated financial statements.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This ASU requires disclosure of specific categories in the rate reconciliation and additional information for reconciling items that meet a quantitative threshold. The amendment also includes other changes to improve the effectiveness of income tax disclosures, including further disaggregation of income taxes paid for individually significant jurisdictions. This ASU is effective for annual periods beginning after December 15, 2024. Adoption of this ASU should be applied on a prospective basis. Early adoption is permitted. The Company is currently evaluating the impact that this guidance will have on its consolidated financial statements.

The Company’s management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the accompanying consolidated financial statements.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in financial institutions, which, at times, exceed the Federal Depository Insurance Coverage limit for those maintained in the United States and exceed the Swiss Financial Market Supervisory Authority for those maintained in Switzerland. As of December 31, 2023 and 2022, the Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Foreign Currency Translation

Foreign Currency Translation

The financial statements of Proteomedix, the Company’s foreign subsidiary, are measured using the local currency, which is the Swiss Franc, as the functional currency. Assets and liabilities of this subsidiary are translated into U.S. dollars at exchange rates as of the consolidated balance sheet date. Equity is translated at historical exchange rates. Revenues and expenses are translated into U.S. dollars at average rates of exchange in effect during the period. The resulting cumulative translation adjustments have been recorded as a separate component of stockholders’ equity, as accumulated other comprehensive income or loss. Foreign currency transaction gains and losses are included in the results of operations, and were not significant for the years ended December 31, 2023, or 2022.

Accounts receivable

Accounts receivable

The Company performs periodic credit evaluations of its customers’ financial condition and extends credit to virtually all of its customers on an uncollateralized basis. Credit losses to date have been insignificant and within management’s expectations. The Company provides an allowance for doubtful accounts that is based upon a review of outstanding receivables, historical collection information, expected future losses, and existing economic conditions. As of December 31, 2023, there was no allowance for doubtful accounts. As of December 31, 2023, substantially all of the Company’s accounts receivable are due from a single customer.

Inventories

Inventories

Inventories consist of product acquired in the ENTADFI and Proteomedix transactions. Inventories are stated at the lower of cost or net realizable value, with cost determined on a first-in, first-out basis, aside from inventories acquired in an asset acquisition or business combination, which are recorded at fair value. The Company periodically reviews the composition of inventory in order to identify excess, obsolete, slow-moving or otherwise non-saleable items taking into account anticipated future sales compared with quantities on hand, and the remaining shelf life of goods on hand. If non-saleable items are observed and there are no alternate uses for the inventory, the Company records a write-down to net realizable value in the period that the decline in value is first recognized. The Company recorded an impairment of inventory in the amount of approximately $1.2 million during the year ended December 31, 2023, as a result of the delay in launching ENTADFI and the Company’s decision to pause related commercialization activities.

Property and Equipment

Property and Equipment

Property and equipment consists of laboratory equipment, computers, and office furniture and fixtures, all of which are recorded at cost. Depreciation is recorded using the straight-line method over the respective useful lives of the assets ranging from two to ten years. Depreciation expense was approximately $7,000 for each of the years ended December 31, 2023 and 2022 and is included in selling, general and administrative expenses in the accompanying consolidated statements of operations and comprehensive loss.

Acquisitions

Acquisitions

The Company evaluates acquisitions to first determine whether a set of assets acquired constitutes a business and should be accounted for as a business combination. If the assets acquired are not a business, the transaction is accounted as an asset acquisition in accordance with Accounting Standards Codification (“ASC”) 805-50, Asset Acquisitions (“ASC 805-50”), which requires the acquiring entity to recognize assets acquired and liabilities assumed based on the cost to the acquiring entity on a relative fair value basis, except for non-qualifying assets including financial assets such as inventory. Further, the cost of the acquisition includes the fair value of consideration transferred and direct transaction costs attributable to the acquisition. Goodwill is not recognized in an asset acquisition and any excess consideration transferred over the fair value of the net assets acquired is allocated to the identifiable assets based on relative fair values. Contingent consideration payments in asset acquisitions are recognized when the contingency is determined to be probable and reasonably estimable. If the assets acquired are a business, the Company accounts for the transaction as a business combination. Business combinations are accounted for by using the acquisition method of accounting. Under the acquisition method, assets acquired, and liabilities assumed are recorded at their respective fair values. The excess of the fair value of consideration transferred over the fair value of the net assets acquired is recorded as goodwill. Acquisition related expenses are expensed as incurred, and are included in selling, general and administrative expense in the consolidated statements of operations and comprehensive loss.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

Goodwill represents the excess of the cost of a business combination over the fair value of the net assets acquired. Goodwill and intangible assets deemed to have indefinite lives are not amortized but are subject to impairment tests on an annual basis, and whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Goodwill is allocated to the reporting unit from which it was created. A reporting unit is an operating segment or sub-segment to which goodwill is assigned when initially recorded. The Company tests indefinite lived intangible assets for impairment, on an annual basis in the fourth quarter, or more frequently if an event occurs or circumstances indicate that the indefinite lived assets may be impaired. The Company may perform a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount. If the Company determines this is the case, the Company then performs further quantitative analysis to identify and measure the amount of goodwill impairment loss to be recognized, if any. To perform its quantitative test, the Company compares the fair value of the reporting unit to its carrying value. If the fair value of the reporting unit exceeds the carrying value of its net assets, goodwill is not impaired, and no further testing is required. If the fair value of the reporting unit is less than the carrying value, the Company measures the amount of impairment loss, if any, as the excess of the carrying value over the fair value of the reporting unit. The Company did not test its goodwill or indefinite lived assets for impairment during the year ended December 31, 2023, given that the acquisition date occurred after the annual testing date, and given that there were no impairment indicators from the date of acquisition through the end of the reporting period. The Company has determined that no impairment of its goodwill or indefinite lived intangible assets occurred as of December 31, 2023.

Intangible assets with finite lives are reported at cost, less accumulated amortization, and are amortized over their estimated useful lives, starting when sales for the related product begin. Amortization is calculated using the straight-line method, and recorded within selling, general, and administrative expenses, or cost of revenue, depending on the nature and use of the asset.

During the ordinary course of business, the Company has entered into certain license and asset purchase agreements. Potential milestone payments for development, regulatory, and commercial milestones are recorded when the milestone is probable of achievement. Upon a milestone being achieved, the associated milestone payment is capitalized and amortized over the remaining useful life for approved products, or expensed as research and development expense for milestones relating to products whose FDA approval has not yet been obtained.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews long-lived assets, including intangible assets with finite useful lives, for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable (a “triggering event”). Factors that the Company considers in deciding when to perform an impairment review include significant underperformance of the long-lived asset in relation to expectations, significant negative industry or economic trends, and significant changes or planned changes in the use of the assets. If an impairment review is performed to evaluate a long-lived asset for recoverability, the Company compares forecasts of undiscounted cash flows expected to result from the use and eventual disposition of the long-lived asset to its carrying value. An impairment loss would be recognized when estimated undiscounted future cash flows expected to result from the use of an asset are less than its carrying amount. The impairment loss would be based on the excess of the carrying value of the impaired asset over its fair value. During the fourth quarter of 2023, the Company determined that there were certain triggering events that indicated that the carrying amount of the assets recorded in connection with the ENTADFI acquisition (see Note 5) may not be fully recoverable. A related impairment loss of $14.7 million was recorded during the year ended December 31, 2023 (see Note 4). The Company also recorded an impairment loss of approximately $267,000 during the year ended December 31, 2023, related to implementation costs incurred under cloud computing hosting arrangements that were capitalized during the year. There were no other impairment losses on long-lived assets for the years ended December 31, 2023 and 2022.

Deferred Offering Costs

Deferred Offering Costs

The Company capitalizes certain legal, professional accounting and other third-party fees that are directly associated with in-process equity financing as deferred offering costs until such financings are consummated. After consummation of the equity financing, these costs are recorded in stockholders’ equity as a reduction of proceeds generated as a result of the offering. Should the in-process equity financing be abandoned, the deferred offering costs will be expensed immediately as a charge to expenses in the consolidated statements of operations and comprehensive loss.

Leases

Leases

The Company accounts for leases in accordance with ASC 842, Leases. The Company has one lease agreement for office space, which contains an initial term of two years with renewal options. The Company determines if an arrangement is a lease at inception. This determination generally depends on whether the arrangement conveys to the Company the right to control the use of an explicitly or implicitly identified asset for a period of time in exchange for consideration. Control of an underlying asset is conveyed to the Company if the Company obtains the rights to direct the use of and to obtain substantially all of the economic benefits from using the underlying asset.

Operating lease right of use assets and operating lease liabilities are recognized on the lease commencement date. Operating lease right of use assets represent the Company’s right to use an underlying asset for the estimated lease term and operating lease liabilities represent the Company’s present value of its future lease payments. In assessing its lease and determining its lease liability at lease commencement or upon modification, the Company was not able to readily determine the rate implicit for its lessee arrangements, and thus has used its incremental borrowing rate on a collateralized basis to determine the present value of the lease payments. The Company’s right of use asset is measured as the balance of the lease liability plus or minus any prepaid or accrued lease payments and any unamortized initial direct costs. The operating lease payments are recognized as lease expense on a straight-line basis over the lease term, and are included in selling, general and administrative expenses in the accompanying consolidated statements of operations and comprehensive loss. Lease payments included in the measurement of the lease liability are comprised of fixed payments. If the Company’s lease agreements include renewal option periods, the Company includes such renewal options in its calculation of the estimated lease term when it determines the options are reasonably certain to be exercised. When such renewal options are deemed to be reasonably certain, the estimated lease term determined under ASC 842 will be greater than the non-cancelable term of the contractual arrangement.

Leases with an initial term of 12 months or less are not recorded on the consolidated balance sheet and the Company recognizes lease expense for these leases on a straight-line basis over the lease term. The Company applies this policy to all underlying asset categories.

The Company additionally evaluates leases at their inception to determine if the leases are to be accounted for as an operating lease or a finance lease. Lease expense for operating leases is recognized on a straight-line basis over the lease term. Variable lease payments are recognized in the period in which the obligations for those payments are incurred. Lease expense for finance leases is bifurcated into two components, with the amortization expense component of the right-of-use asset recognized on a straight-line basis and the interest expense component recognized using the effective interest method over the lease term. The Company has no financing leases as of December 31, 2023 or 2022.

Defined Benefit Pension Plan

Defined Benefit Pension Plan

Proteomedix sponsors a defined benefit pension plan (the “Swiss Plan”) covering its eligible Swiss employees. The Swiss Plan is government-mandated and provides retirement benefits based on employees’ years of service and compensation levels. The Company recognizes an asset for the Swiss Plan’s overfunded status or a liability for underfunded status in its consolidated balance sheets. Additionally, the Company measures its plan’s assets and obligations that determine its funded status as of the end of the year and recognizes the changes in the funded status in the year in which the changes occur. Those changes are reported in accumulated other comprehensive loss in the accompanying consolidated statements of convertible redeemable preferred stock and stockholders’ equity. The Company uses actuarial valuations to determine its pension and postretirement benefit costs and credits. The amounts calculated depend on a variety of key assumptions, including discount rates and expected return on plan assets. Current market conditions are considered in selecting these assumptions.

Collaborative Agreements

Collaborative Agreements

The Company periodically enters into strategic alliance agreements with counterparties to produce products and/or provide services to customers. Alliances created by such agreements are not legal entities, have no employees, no assets and have no true operations. These arrangements create contractual rights and the Company accounts for these alliances as a collaborative arrangement by reporting costs incurred and reimbursements received from transactions within research and development expense within the consolidated statements of operations and comprehensive loss.

Research and Development

Research and Development

The Company expenses the cost of research and development as incurred. Research and development expenses include costs incurred in funding research and development activities, license fees, and other external costs. Advance payments for goods and services that will be used in future research and development activities are expensed when the activity has been performed or when the goods have been received rather than when the payment is made. Upfront and milestone payments due to third parties that perform research and development services on the Company’s behalf will be expensed as services are rendered or when the milestone is achieved. When billing terms under research and development contracts do not coincide with the timing of when the work is performed, the Company is required to make estimates of outstanding obligations as of period end to those third parties. Accrual estimates are based on several factors, including the Company’s knowledge of the progress towards completion of the research and development activities, invoicing to date under the contracts, communication from the research institution or other companies of any actual costs incurred during the period that have not yet been invoiced, and the costs included in the contracts. Significant judgments and estimates may be made in determining the accrued balances at the end of any reporting period. Actual results could differ from the estimates made by the Company. The historical accrual estimates made by the Company have not been materially different from the actual costs (see Note 6).

In accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 730-10-25-1, Research and Development, costs incurred in obtaining licenses and patent rights are charged to research and development expense if the technology licensed has not reached commercial feasibility and has no alternative future use. The licenses purchased by the Company (see Note 6) require substantial completion of research and development, regulatory and marketing approval efforts to reach commercial feasibility and have no alternative future use. Accordingly, the total purchase price for the licenses acquired is reflected as research and development on the Company’s consolidated statements of operations and comprehensive loss.

Contingencies

Contingencies

Accruals are recorded for loss contingencies when it is probable that a liability has been incurred and the amount of the related loss can be reasonably estimated. The Company evaluates, on a quarterly basis, developments in legal proceedings and other matters that could cause an increase or decrease in the amount of the liability that has been accrued previously. Considering facts known at the time of the assessment, the Company determines whether potential losses are considered reasonably possible or probable and whether they are estimable. Based upon this assessment, the Company carries out an evaluation of disclosure requirements and considers possible accruals in the consolidated financial statements.

Stock-Based Compensation

Stock-Based Compensation

The Company expenses stock-based compensation to employees and non-employees over the requisite service period based on the estimated grant-date fair value of the awards. Stock-based awards to employees with graded-vesting schedules are recognized, using the accelerated attribution method, on a straight-line basis over the requisite service period for each separately vesting portion of the award.

The Company estimates the fair value of stock option grants using the Black-Scholes option pricing model and the assumptions used in calculating the fair value of stock-based awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment.

Expected Term — The expected term of options represents the period that the Company’s stock-based awards are expected to be outstanding based on the simplified method, which is the half-life from vesting to the end of its contractual term. The simplified method is used as the Company has insufficient historical information to provide a basis for an estimate of the expected term.

Expected Volatility — Volatility is a measure of the amount by which the Company’s share price has historically fluctuated or is expected to fluctuate (i.e., expected volatility) during a period. Due to the lack of an adequate history of a public market for the trading of the Company’s common stock and a lack of adequate company-specific historical and implied volatility data, the Company computes stock price volatility over expected terms based on comparable companies’ historical common stock trading prices. For these analyses, the Company has selected companies with comparable characteristics, including enterprise value, risk profiles, and position within the industry.

Common Stock Fair Value — The fair value of the common stock underlying the Company’s stock options is based on the closing price of the Company’s common stock, as reported by the Nasdaq Capital Market, on the grant date of the award.

Risk-Free Interest Rate — The Company bases the risk-free interest rate on the implied yield available on U.S. Treasury securities with a remaining term commensurate with the estimated expected term.

Expected Dividend — The Company has never declared or paid any cash dividends on its shares of common stock and does not plan to pay cash dividends in the foreseeable future, and, therefore, uses an expected dividend yield of zero in its valuation models.

The Company recognizes forfeitures of equity awards as they occur.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the jurisdictions and years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rate is recognized in operations in the period that includes the enactment date. Deferred tax assets are reduced to estimated amounts expected to be realized by the use of a valuation allowance.

Comprehensive Loss

Comprehensive Loss

The Company is required to report all components of comprehensive loss, including net loss, in the accompanying consolidated financial statements in the period in which they are recognized. Comprehensive loss is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources. The Company’s comprehensive loss for the year ended December 31, 2023 is comprised of net loss, the effect of currency translation adjustments, and the change in pension benefit obligation. Net loss and comprehensive loss were the same for the year ended December 31, 2022.

Financial instruments

Financial instruments

The Company determines the accounting classification of financial instruments that are issued, including its warrants and a subscription agreement, as either liability or equity, by first assessing whether the financial instruments are freestanding financial instruments, and if they meet liability classification in accordance with ASC 480, Distinguishing Liabilities from Equity, (“ASC 480”), and then in accordance with ASC 815-40, Derivatives and Hedging — Contracts in Entity’s Own Equity (“ASC 815-40”). Under ASC 480-10, financial instruments are considered liability-classified if the instruments are mandatorily redeemable, obligate the issuer to settle the instruments or the underlying shares by paying cash or other assets, or must or may require settlement by issuing a variable number of shares.

If the instruments do not meet liability classification under ASC 480, the Company assesses the requirements under ASC 815-40, which states that contracts that require or may require the issuer to settle the contract for cash are liabilities recorded at fair value, irrespective of the likelihood of the transaction occurring that triggers the net cash settlement feature. If the financial instruments do not require liability classification under ASC 815-40, in order to conclude equity classification, the Company assesses whether the instruments are indexed to the Company’s common stock and whether the instruments are classified as equity under ASC 815-40 or other applicable GAAP. After all relevant assessments are made, the Company concludes whether the instruments are classified as liability or equity. Liability-classified instruments are required to be accounted for at fair value both on the date of issuance and on subsequent accounting period ending dates, with all changes in fair value after the issuance date recorded as a component of other income (expense), net in the consolidated statements of operations and comprehensive loss. Equity-classified instruments are accounted for at fair value on the issuance date with no changes in fair value recognized after the issuance date.

Preferred Stock

Preferred Stock

The Company applies the guidance enumerated in ASC 480, when determining the classification and measurement of preferred stock. Preferred stock subject to mandatory redemption, if any, is classified as a liability and is measured at fair value. The Company classifies conditionally redeemable preferred stock, which includes preferred stock that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control, as temporary equity. At all other times, the Company classifies its preferred stock in stockholders’ equity.

Treasury Stock		Treasury Stock The Company records treasury stock activities under the cost method whereby the cost of the acquired stock is recorded as treasury stock.
Net Loss Per Share

Net Loss Per Share

Basic loss per share is computed by dividing the net loss applicable to common shares by the weighted average number of common shares outstanding during the period. The weighted average number of shares of common stock outstanding includes (i) pre-funded warrants because their exercise requires only nominal consideration for delivery of shares and (ii) the shares held in abeyance because there is no consideration required for delivery of the shares; it does not include any potentially dilutive securities or any unvested restricted stock of common stock. Certain restricted shares, although classified as issued and outstanding at December 31, 2023 are considered contingently returnable until the restrictions lapse and will not be included in the basic net loss per share calculation until the shares are vested. Unvested shares of the Company’s restricted stock do not contain non-forfeitable rights to dividends and dividend equivalents. Diluted earnings per share is computed using the weighted average number of common shares and, if dilutive, potential common shares outstanding during the period. Potential common shares consist of the Company’s Series A preferred stock, warrants, unvested restricted stock, and stock options. Diluted loss per share excludes the shares issuable upon the conversion of Series A preferred stock, as well as unvested restricted stock, common stock options and warrants, from the calculation of net loss per share if their effect would be anti-dilutive.

The two-class method is used to determine earnings per share based on participation rights of participating securities in any undistributed earnings. Each preferred stock that includes rights to participate in distributed earnings is considered a participating security and the Company uses the two-class method to calculate net income available to the Company’s common stockholders per common share — basic and diluted.

The following securities were excluded from the computation of diluted shares outstanding for the periods presented, as they would have had an anti-dilutive impact on the Company’s net loss:

	Years Ended December 31,
	2023	2022
Stock options	1,904,830	1,392,654
Warrants	7,899,661	5,264,274
Unvested restricted stock	256,580	—
Common stock issuable upon conversion of Series A preferred stock	5,709,935	—
Total	15,771,006	6,656,928